INCOME TAXES (Details) - Schedule of Components of Income Tax Expense (Benefit) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current tax expense:
Federal	$ 0	$ 0
State	0	0
Total current tax expense	0	0
Deferred tax expense:
Federal	(259,878)	(97,333)
State	(77,428)	(28,999)
Total deferred tax expense	(337,306)	(126,332)
Total income tax expense	(337,306)	(126,332)
Valuation allowance	337,306	126,332
Provision for income tax	$ 0	$ 0